Reserve for Warrants	6 Months Ended
Dec. 31, 2025
Reserve For Warrants
Reserve for Warrants

21.	Reserve for Warrants

The following summarizes the warrant activity for the six months ended December 31, 2025, and the year ended June 30, 2025:

	December 31, 2025		June 30, 2025
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
	#	$	#	$
Opening Balance	78,462	USD 44.03	99,614	USD 48.73
Issuance of Octagon Warrants	—	—	19,231	USD 13.00
Expired	—	—	(7,692)	USD 26.00
Expired	—	—	(7,692)	USD 32.50
Expired	—	—	(7,692)	USD 39.00
Expired	—	—	(5,769)	USD 39.00
Expired	—	—	(5,769)	USD 52.00
Expired	—	—	(5,769)	USD 65.00
Ending Balance	78,462	USD 44.03	78,462	USD 44.03

For more information on the warrant issuances, see Note 16.

The following table summarizes information of warrants outstanding as at December 31, 2025:

	Number of		Weighted average
	warrants		remaining
Date of expiry	outstanding	Exercise price	contractual life
	#	$	Years
March 31, 2026	38,462	USD 32.50	0.25
April 1, 2026	19,231	USD 13.00	0.25
November 19, 2026	14,154	USD 121.88	0.89
September 21, 2028	6,615	USD 34.71	2.73
	78,462	USD 44.03	0.58